DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Net Fair Value of Derivative Financial Instruments (Details) bbl in Thousands, MMBTU in Thousands, $ in Thousands	Dec. 31, 2023 USD ($) $ / bbl $ / Mcfe MMBTU bbl	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value, assets	$ 112,060	$ 41,675
Fair value, liabilities	(669,520)	$ (1,471,641)
Fair value, assets (liabilities), net	$ (557,460)
Natural gas contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	1,234,530
Fair value, assets (liabilities), net	$ (552,613)
Natural gas contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	544,297
Fair value, liabilities	$ (378,851)
Interest Contracts | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal Hedged	$ 5,520
Fixed-Rate	4.15%
2024 | Natural gas contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	357,552
Fair value, assets (liabilities), net	$ 39,897
2024 | Natural gas contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	191,397
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.30
Fair value, assets	$ 74,340
2024 | Natural gas contracts | Collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	2,560
Fair value, assets	$ 3,278
2024 | Natural gas contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.03
2024 | Natural gas contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	6.25
2024 | Natural gas contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	0
Fair value, liabilities	$ (36,415)
2024 | Natural gas contracts | Basis Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	163,595
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.73)
Fair value, liabilities	$ (1,306)
2024 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	3,301
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	37.74
Fair value, assets	$ 9,804
2024 | NGLs Contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	915
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	31.29
Fair value, liabilities	$ (2,400)
2024 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	431
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	62.54
Fair value, liabilities	$ (3,521)
2024 | Oil Contracts | Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	183
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	70.00
Fair value, liabilities	$ (1,188)
2025 | Natural gas contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	190,222
Fair value, assets (liabilities), net	$ (109,385)
2025 | Natural gas contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	164,672
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.21
Fair value, liabilities	$ (76,697)
2025 | Natural gas contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	0
Fair value, liabilities	$ (33,060)
2025 | Natural gas contracts | Basis Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	25,550
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.21)
Fair value, assets	$ 372
2025 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	2,143
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	30.22
Fair value, liabilities	$ (1,411)
2025 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	366
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	59.01
Fair value, liabilities	$ (3,057)
2026 | Natural gas contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	142,459
Fair value, assets (liabilities), net	$ (104,274)
2026 | Natural gas contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	120,559
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.18
Fair value, liabilities	$ (95,779)
2026 | Natural gas contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,950
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.75
Fair value, liabilities	$ (8,153)
2026 | Natural gas contracts | Basis Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,950
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	(0.21)
Fair value, liabilities	$ (342)
2026 | NGLs Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	7,456
Fair value, assets (liabilities), net	$ 4,732
2026 | NGLs Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,097
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	27.68
Fair value, liabilities	$ (1,261)
2026 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	283
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	59.48
Fair value, liabilities	$ (1,451)
2027 | Natural gas contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	101,303
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.21
Fair value, liabilities	$ (76,188)
2027 | Natural gas contracts | Collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	1,414
Fair value, assets	$ 601
2027 | Natural gas contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.28
2027 | Natural gas contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	7.17
2027 | Natural gas contracts | Stand-Alone Calls, net
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	10,950
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	3.75
Fair value, liabilities	$ (8,784)
2027 | Natural gas contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	4,906
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.25
Fair value, assets	$ 498
2027 | Natural gas contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	4,906
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.93
Fair value, assets (liabilities), net	$ (275)
2027 | Oil Contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	1,425
Fair value, liabilities	$ (9,894)
2027 | Oil Contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | bbl	162
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / bbl	58.60
Fair value, liabilities	$ (677)
2028 | Natural gas contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	71,324
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.79
Fair value, liabilities	$ (71,625)
2028 | Natural gas contracts | Collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	5,382
Fair value, assets	$ 2,616
2028 | Natural gas contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.28
2028 | Natural gas contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	6.90
2028 | Natural gas contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	20,351
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.77
Fair value, assets	$ 8,622
2028 | Natural gas contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	20,351
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.93
Fair value, assets (liabilities), net	$ (4,711)
2029 | Natural gas contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	29,190
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.11
Fair value, liabilities	$ (40,451)
2029 | Natural gas contracts | Collars
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	3,726
Fair value, assets	$ 2,150
2029 | Natural gas contracts | Collars, Purchased Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	4.28
2029 | Natural gas contracts | Collars, Sold Calls
Disclosure of maturity analysis for derivative financial liabilities [line items]
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	7.51
2029 | Natural gas contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	30,066
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.92
Fair value, assets	$ 10,782
2029 | Natural gas contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	30,066
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.93
Fair value, assets (liabilities), net	$ (3,257)
2030 | Natural gas contracts | Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	5,450
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.03
Fair value, liabilities	$ (7,979)
2030 | Natural gas contracts | Purchased puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	14,492
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.93
Fair value, assets	$ 5,362
2030 | Natural gas contracts | Sold puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	14,492
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	1.93
Fair value, liabilities	$ (1,735)
1/10/2024-30/9/2028 | Natural gas contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	14,610
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.91
Fair value, liabilities	$ (12,749)
1/1/2025-31/12/2029 | Natural gas contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	36,520
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.77
Fair value, liabilities	$ (36,684)
1/4/2026-31/3/2030 | Natural gas contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	82,171
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.57
Fair value, liabilities	$ (97,901)
1/4/2030-31/3/2032 | Natural gas contracts | Swaptions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Volume (in Mcf or Bbl) | MMBTU	42,627
Weighted Average Price (in USD per Mcf or USD per Bbl) | $ / Mcfe	2.57
Fair value, liabilities	$ (47,143)